Equity - Capital reserve (Details) - BRL (R$) R$ in Millions		3 Months Ended
	Apr. 10, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Disclosure of classes of share capital
Foreign exchange loss		R$ 0.2	R$ (27.0)
Capital Reserve
Disclosure of classes of share capital
Recognized compensation expense		6.9	R$ 3.0
Amount in excess of par value of the shares issued				R$ 10.2
Capital Reserve | Key management personnel
Disclosure of classes of share capital
Recognized compensation expense		R$ 16.3
Number of shares issued but not fully paid		1,779,523
Capital Reserve | IPO
Disclosure of classes of share capital
Amount in excess of par value of the shares issued	R$ 646.5
Foreign exchange loss	R$ 15.0